Transactions With Related Parties, Vessel Acquisitions from Affiliated Entities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Transactions with Related Parties [Abstract]
Due to related parties	$ 237	$ 29,755
Entities Affiliated with Evangelos J. Pistiolis [Member]
Transactions with Related Parties [Abstract]
Due to related parties	$ 0	$ 27,562